Fair Value Measurement - Face Value, Net Carrying Value and Fair Value of Secured and Unsecured Notes (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	$ 310,000	$ 310,000
Carrying value	330,307
Carrying value		233,832	242,923
Secured Notes and Warrants [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	333,086	329,788	323,293
Face value of notes outstanding and notes to be issued	335,863	332,536	325,985
Less: unamortized debt issue costs	(5,556)	(10,250)	(19,483)
Carrying value	330,307	322,286
Carrying value		322,286	306,502
Secured Notes and Warrants [Member] | Original Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	310,000	310,000	310,000
Secured Notes and Warrants [Member] | PIK Interest Notes Issued [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	23,086	19,788	13,293
PIK interest notes to be issued	2,777	2,748	2,692
Unsecured Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	235,000	235,000	245,000
Face value of notes outstanding and notes to be issued	235,000	235,000	245,000
Less: unamortized debt issue costs	(756)	(1,168)	(2,077)
Carrying value	234,244	233,832	242,923
Unsecured Notes [Member] | Original Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	235,000	235,000	245,000
Unsecured Notes [Member] | PIK Interest Notes Issued [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding
PIK interest notes to be issued
Fair Value, Inputs, Level 2 [Member] | Secured Notes and Warrants [Member]
Fair Value Of Other Financial Instrument [Line Items]
Fair value of outstanding notes	335,770	335,295	303,598
Fair Value, Inputs, Level 2 [Member] | Unsecured Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Fair value of outstanding notes	$ 167,846	$ 151,928	$ 141,605